Financial Statements Schedule I - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares outstanding	58,006,967	49,912,570
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares outstanding	58,006,967	49,803,050